Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	18,772,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 18,772,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,873.99
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $61,731,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	42,959,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 42,959,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,577.02
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $61,731,000.